Fair Value - Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis (Detail) - Recurring fair value measurement [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	€ 367	€ 46
Transfers Level II to Level I	265	1,182
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	356	45
Transfers Level II to Level I	261	386
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	308	0
Transfers Level II to Level I	261	141
Financial assets at fair value through other comprehensive income, category [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	48	45
Transfers Level II to Level I	0	245
Financial assets at fair value through profit or loss [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	11	1
Transfers Level II to Level I	4	795
Financial assets at fair value through profit or loss [member] | Debt securities [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	11	0
Transfers Level II to Level I	4	0
Financial assets at fair value through profit or loss [member] | Money markets and other short term instruments [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	0
Transfers Level II to Level I	0	795
Financial assets at fair value through profit or loss [member] | Investments where the policyholder bears the risk [member]
Disclosure of transfers between level 1 and level 2 for financial assets and liabilities recorded at fair value [line items]
Transfers Level I to Level II	0	1
Transfers Level II to Level I	€ 0	€ 0